Statements of Cash Flow - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Operating activities:
Profit (Loss) before income taxes		$ (37,480)		$ (37,192)	[1]	$ (25,860)	[1],[2]
Non-cash adjustment to reconcile profit (loss) before tax to net cash used in operating activities:
Amortization and impairment of property, plant and equipment		4,126		3,060	[3]	2,760	[3],[4]
Amortization and impairment of intangible assets		4,279		3,103	[3]	2,815	[3],[4]
Share-based payment expense		1,797		1,812	[3]	1,638	[3],[4]
Increase (Decrease) in provisions		(244)		431	[3]	165	[3],[4]
Interest expense, net		9,593		5,376	[3]	4,612	[3],[4]
Convertible debt amendments		0		265	[3]	322	[3],[4]
Other financial expenses		0		400	[3]	0	[3],[4]
Foreign exchange loss (gain)		(420)		(497)	[3]	561	[3],[4]
Loss on disposal of property, plant and equipment		(22)		13	[3]	0	[3],[4]
Bad debt expense		515		1,782	[3]	183	[3],[4]
Working capital adjustments:
Decrease (Increase) in trade receivables and other receivables		6,546		4,003	[3]	(7,267)	[3],[4]
Decrease (Increase) in inventories		1,579		(867)	[3]	1,317	[3],[4]
Decrease (Increase) in research tax credit receivable		622		559	[3]	(1,087)	[3],[4]
Decrease in trade payables and other liabilities		(705)		(3,899)	[3]	(5,939)	[3],[4]
Increase (Decrease) in contract liabilities		14,984		(252)	[3]	(242)	[3],[4]
Increase (Decrease) in government grant advances		288		(857)	[3]	(2,271)	[3],[4]
Income tax paid		(365)		(78)	[3]	(333)	[3],[4]
Net cash flow from (used in) operating activities		5,093		(22,838)	[3]	(28,626)	[3],[4]
Investing activities:
Purchase of intangible assets and property, plant and equipment		(3,520)		(5,373)	[3]	(4,232)	[3],[4]
Capitalized development expenditures		(5,626)		(3,835)	[3]	(2,190)	[3],[4]
Sale (Purchase) of financial assets		(5)		24	[3]	(113)	[3],[4]
Decrease (Increase) of short-term deposit		0		347	[3]	(2)	[3],[4]
Interest received		50		71	[3]	60	[3],[4]
Net cash flow used in investments activities		(9,101)		(8,766)	[3]	(6,477)	[3],[4]
Financing activities:
Public equity offering proceeds, net of transaction costs paid		0		20,841	[3]	14,898	[3],[4]
Proceeds from issue of warrants to a strategic partner, net of transaction costs paid		8,269		0	[3]	0	[3],[4]
Proceeds from issue of warrants and exercise of stock options/warrants granted under share-based payment plans, net of transaction costs		0		30	[3]	966	[3],[4]
Proceeds from (repayment of) interest-bearing receivables financing		(6,227)		2,882	[3]	(299)	[3],[4]
Proceeds from interest-bearing research project financing		1,126		1,574	[3]	2,716	[3],[4]
Proceeds from issuance of venture debt, net of transaction cost		0		13,595	[3]	0	[3],[4]
Proceeds from convertible debt, net of transaction cost		7,967		4,388	[3]	0	[3],[4]
Repayment of venture debt		(801)		0	[3]	0	[3],[4]
Repayment of government loans		(447)		(589)	[3]	(116)	[3],[4]
Repayment of convertible debt and accrued expenses		0		(1,186)	[3]	0	[3],[4]
Repayment of interest-bearing research project financing		(168)		0	[3]	0	[3],[4]
Payment of lease liabilities		(1,299)		0	[3]	0	[3],[4]
Interest paid		(2,401)		(791)	[3]	(327)	[3],[4]
Net cash flows from financing activities		6,019		40,744	[3]	17,838	[3],[4]
Net increase (decrease) in cash and cash equivalents		2,011		9,140	[3]	(17,265)	[3],[4]
Net foreign exchange difference		1		(2)	[3]	11	[3],[4]
Cash and cash equivalents at January 1	[3]	12,086	[5]	2,948	[4],[5],[6]	20,202	[4]
Cash and cash equivalents at period end		$ 14,098		$ 12,086	[3],[5]	$ 2,948	[3],[4],[5],[6]

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.
[3]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[4]	(1) In 2018, the Company adopted IFRS 15 "Revenue from Contracts with Customers" using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.
[5]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[6]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.